Insurance Contract Receivables and Payables - Summary of insurance contract payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contract Receivables and Payables
Payable to reinsurers	$ 2,289.1	$ 2,333.7
Payables associated with unit-linked life insurance products	662.5	621.7
Ceded deferred premium acquisition costs	564.6	510.3
Funds withheld payable to reinsurers	193.5	274.0
Amounts payable to agents and brokers	112.5	142.4
Accrued premium taxes	105.7	124.1
Accrued commissions	157.8	100.8
Other insurance contract payables	976.2	386.5
Insurance contract payables	5,061.9	4,493.5
Current	4,101.0	3,503.4
Non-current	$ 960.9	$ 990.1